Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (7,755)	$ (31,284)	$ (33,780)	[1]	$ (30,451)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	31	19	28		25
Stock-based compensation expense	447	1,446	1,475	[3]	1,865	[4]
Stock warrant expense	33	8,385	9,207	[5]	8,073	[6]
Change in fair value of warrant liabilities	5		(129)	[7]		[8]
Board of director warrant expense					1,198	[9]
Change in fair value of PIPE Notes	(44)		269	[10]
Change in fair value of Yorkville Note	561
Change in fair value of Bitcoin	124
Realized loss on sale of Bitcoin	51
Gain on forgiveness of CEBA loan	(15)
Non-cash interest	96		11	[11]
Change in fair value of convertible promissory notes		17,872	17,517	[12]	14,616	[13]
Change in operating assets and liabilities:
Accounts receivable	89	(86)	(133)		73
Prepaid expenses and other current assets	15	14	(43)	[14],[15]	(59)	[16]
Accounts payable & accrued expenses	1,232	340	717	[14],[15],[17]	415	[16],[18]
Deferred revenues	174	228	70		(458)
Net cash used in operating activities	(4,956)	(3,066)	(4,791)		(4,703)
Cash flows from investing activities:
Purchases of property and equipment	(16)	(28)	(44)		(58)
Purchases of Bitcoin	(2,800)
Sales of Bitcoin	469
Net cash used in investing activities	(2,347)	(28)	(44)		(58)
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs	6,270
Proceeds from issuance of shareholder loans	2,000	704	454	[11]
Proceeds from issuance of pipe notes			1,500	[19]
Proceeds from issuance of Yorkville Note, net of issuance costs	1,350
Proceeds from line of credit borrowings	500
Repayment of shareholder loan	(200)
Repayment of line of credit borrowings	(500)
Repayment for common stock repurchase	(100)
Repayment of deferred underwriter fees	(100)
Repayment of CEBA loan	(30)
Proceeds from issuance of convertible notes		3,875	4,175	[12]	5,140	[13]
Proceeds from issuance of Series A-2 preferred stock		16	16
Proceeds from exercise of stock options					8
Business Combination costs		(1,160)	(1,534)	[14]	(815)	[16]
Net cash provided by financing activities	9,190	3,435	4,611		4,333
Net decrease in cash and cash equivalents	1,887	341	(224)		(428)
Cash and cash equivalents at beginning year	47	271	271		699
Cash and cash equivalents at end of year	1,934	612	47		271
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders			17,659
Common shares related to convertible promissory notes			47,935	[14]
Common shares issued to Data Knights shareholders			$ (11,937)	[14]
Issuance of common stock to settle deferred underwriter fee payable	242
Consideration for repurchase of common stock included in accounts payable and accrued expenses	$ (429)

[1]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[2]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[3]	Impact of errors related to improper valuation of stock compensation expense.
[4]	Impact of errors related to improper valuation of stock compensation expense.
[5]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[6]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[7]	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
[8]	Impact of improper recognition of Data Knights income tax provision, liability classified warrants and unrealized gain/loss prior to the closing of the Business Combination.
[9]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[10]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[11]	Impact of improper presentation of non-cash interest expense in financing activities.
[12]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[13]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[14]	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
[15]	Includes impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
[16]	Impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
[17]	Includes current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
[18]	Current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
[19]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.